Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 2,446,990	R$ 968,342
Brazilian Real
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	2,370,414	910,080
U.S. dollars
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 76,576	R$ 58,262